Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
BakBone Software Incorporated [Member]
Business Acquisition [Line Items]
Allocation Of Purchase Price To Assets And Liabilities

Current assets	$12,479
Acquired technologies with a weighted average useful life of 5.2 years	24,500
In-process research and development	400
Customer relationships with a useful life of 4.0 years	11,300
Trademarks and trade names with a useful life of 10.0 years	1,800
Goodwill	18,690
Deferred income tax assets – non-current	9,872
Other non-current assets	2,419
Current liabilities	(6,328)
Deferred revenue – current	(9,383)
Deferred revenue – non-current	(9,491)
Other long-term liabilities	(278)

Total purchase price	$55,980

Smarsh, Inc. [Member]
Business Acquisition [Line Items]
Allocation Of Purchase Price To Assets And Liabilities

Current assets	$6,974
Acquired technologies with a useful life of 5 years	12,000
In-process research and development	1,900
Customer relationships with a useful life of 15 years	26,000
Trade names with a useful life of 10 years	2,400
Goodwill	48,281
Other non-current assets	4,958
Current liabilities	(2,017)
Deferred income tax liabilities – non-current	(18,040)
Other long-term liabilities	(36)
Redeemable noncontrolling interest	(13,836)
Noncontrolling interest	(13,022)

Total purchase price	$55,562

Volcker Informatik AG [Member]
Business Acquisition [Line Items]
Allocation Of Purchase Price To Assets And Liabilities

Current assets	$2,823
Acquired technologies with a useful life of 4.5 years	5,416
Customer relationships with a useful life of 4.5 years	3,401
Goodwill	13,930
Other non-current assets	490
Current liabilities	(1,246)
Deferred income tax liabilities – non-current	(2,645)

Total purchase price	$22,169

Surgient, Inc. [Member]
Business Acquisition [Line Items]
Allocation Of Purchase Price To Assets And Liabilities

Current assets	$789
Acquired technologies with a useful life of 3.5 years	1,030
In-process research and development	120
Customer relationships with a useful life of 3.5 years	1,240
Goodwill	26,011
Deferred income tax assets – non-current	9,178
Other non-current assets	1,271
Deferred revenue – current	(2,943)
Other current liabilities	(1,124)
Deferred revenue – non-current	(572)

Total purchase price	$35,000

PacketTrap Networks, Inc. [Member]
Business Acquisition [Line Items]
Allocation Of Purchase Price To Assets And Liabilities

Current assets	$51
Acquired technologies with a useful life of 3.0 years	1,500
In-process research and development	1,100
Trade name with an indefinite useful life	800
Customer relationships	100
Non-compete agreements with a useful life of 3.0 years	650
Goodwill	9,985
Other non-current assets	875
Current liabilities	(61)

Total purchase price	$15,000